United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2005

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       2/7/06
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 104
Form 13F Information Table Value Total: 148,197
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/ SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT PRNCALLDSCRETN MANAGERS  SOLE SHARED NONE
-------------------------     -------------   --------  -------  -------  -- --- ------  -------  ----  -----  ---

3M Company                    COM             88579Y101      1066    13750SH     SOLE              13750
Advanced Micro Dev Inc        COM             007903107       372    12150SH     SOLE              12150
America Movil Sa L Adr        SPONSORED ADR   02364W105       208     7100SH     SOLE               7100
American Express Co           COM             025816109       310     6030SH     SOLE               6030
American Inter'l Gp Inc       COM             026874107       907    13294SH     SOLE              13294
American Power Conv Corp      COM             029066107       530    24075SH     SOLE              24075
Amgen Inc                     COM             031162100      1386    17577SH     SOLE              17577
Apache Corp                   COM             037411105       738    10776SH     SOLE              10776
Apple Computer Inc            COM             037833100       297     4125SH     SOLE               4125
Applied Materials Inc         COM             038222105       180    10052SH     SOLE              10052
AT&T Inc                      COM             00206R102       242     9900SH     SOLE               9900
Autodesk Inc                  COM             052769106       688    16025SH     SOLE              16025
Autoliv Inc                   COM             052800109       253     5575SH     SOLE               5575
AXA ADS                       SPONSORED ADR   054536107       321     9933SH     SOLE               9933
Barnes & Noble Inc            COM             067774109       205     4800SH     SOLE               4800
Barrick Gold Corp             COM             067901108       209     7500SH     SOLE               7500
Berkshire Hathaway Cl A       COM             084670108     85518      965SH     SOLE                965
Berkshire Hathaway Cl B       COM             084670207       446      152SH     SOLE                152
Best Buy Co Inc               COM             086516101       488    11215SH     SOLE              11215
Bunge Limited                 COM             G16962105       634    11200SH     SOLE              11200
Carnival Corp                 PAIRED CTF       143658300      324     6065SH     SOLE               6065
Caterpillar Inc               COM              149123101      202     3500SH     SOLE               3500
Cemex Sa Adr                  SPONSORED ADR    151290889      335     5642SH     SOLE               5642
CH Robinson Worldwide Inc     COM             12541W209       430    11600SH     SOLE              11600
ChevronTexaco Corp.           COM              166764100      380     6700SH     SOLE               6700
Cinergy Corp                  COM              172474108      272     6400SH     SOLE               6400
Cisco Systems Inc             COM             17275R102       461    26918SH     SOLE              26918
Citigroup Inc                 COM              172967101     1489    30689SH     SOLE              30689
Clorox Co                     COM              189054109      250     4400SH     SOLE               4400
Coach Inc                     COM              189754104     1211    36325SH     SOLE              36325
Constellation Brands Inc      CLASS A         21036P108      1030    39250SH     SOLE              39250
Corning Inc                   COM              219350105      234    11898SH     SOLE              11898
Countrywide Financial Inc     COM              222372104      706    20655SH     SOLE              20655
Danaher Corp                  COM              235851102      273     4900SH     SOLE               4900
Diamonds Trust                UNIT TRUST       252787106      294     2750SH     SOLE               2750
Dominion Resources Inc        COM             25746U109      1038    13450SH     SOLE              13450
Electronic Arts Inc           COM              285512109      585    11175SH     SOLE              11175
Enterprise Products Prtnr     COM              293792107      805    33510SH     SOLE              33510
Exxon Mobil Corporation       COM             30231G102      1775    31600SH     SOLE              31600
FedEx Corp                    COM             31428X106       946     9150SH     SOLE               9150
Forest Laboratories Inc       COM              345838106      262     6450SH     SOLE               6450
General Electric Co           COM              369604103     1295    36934SH     SOLE              36934
Grupo TV SA SPON ADR          SPONSORED ADR   40049J206       377     4682SH     SOLE               4682
Home Depot Inc                COM              437076102      206     5080SH     SOLE               5080
Honeywell Int'l Inc           COM              438516106      581    15605SH     SOLE              15605
HSBC Hldgs PLC Spon ADR       SPONSORED ADR    404280406      386     4799SH     SOLE               4799
Icici Bank Ltd Adr            ADR             45104G104       338    11724SH     SOLE              11724
Infosys Technologies Ltd      SPONSORED ADR    456788108      409     5062SH     SOLE               5062
Intel Corp                    COM              458140100      577    23125SH     SOLE              23125
Intn'l Business Machines      COM              459200101      415     5050SH     SOLE               5050
iShrs MSCI EAFE Index Fd      UNIT TRUST       464287465      349     5870SH     SOLE               5870
iShrs MSCI Jap Index Fd       UNIT TRUST       464286848      249    18415SH     SOLE              18415
iShrs S&P Smallcap 600        UNIT TRUST       464287804     1217    21055SH     SOLE              21055
J.P. Morgan Chase & Co        COM             46625H100       693    17470SH     SOLE              17470
Jabil Circuit Inc             COM              466313103      325     8775SH     SOLE               8775
Johnson & Johnson             COM             478160104      1261    20975SH     SOLE              20975
Kinder Morgan Energy Prtn     UT LTD PRTNR     494550106      210     4400SH     SOLE               4400
KLA-Tencor Corp               COM              482480100      591    11975SH     SOLE              11975
L-3 Communications Hldgs      COM              502424104      942    12670SH     SOLE              12670
MBNA Corporation              COM             55262L100       985    36287SH     SOLE              36287
Medtronic Inc                 COM              585055106     1022    17755SH     SOLE              17755
Merrill Lynch & Co            COM              590188108     1212    17891SH     SOLE              17891
Microsoft Corp.               COM              594918104      571    21854SH     SOLE              21854
Morgan Stanley & Co           COM              617446448      400     7053SH     SOLE               7053
Nobel Learning Comtys Inc     COM              654889104      136    15130SH     SOLE              15130
Noble Energy Inc              COM              654894104      242     6012SH     SOLE               6012
Nokia Corporation             COM              654902204      468    25583SH     SOLE              25583
Northern Border Prtnrs LP     UT LTD PRTNR     664785102      466    11100SH     SOLE              11100
Northern Trust Corp           COM              665859104      457     8825SH     SOLE               8825
Nuveen Quality Pfd Inc Fd     COM             67071S101       149    12050SH     SOLE              12050
Pepsico Inc.                  COM              713448108      686    11615SH     SOLE              11615
Petroleo Brasileiro Adr       SPONSORED ADR   71654V408       301     4221SH     SOLE               4221
Pfizer Inc.                   COM              717081103      311    13322SH     SOLE              13322
Plains All Am Pipe LP         UT LTD PRTNR     726503105      265     6700SH     SOLE               6700
Plains Exp & Prod Co          COM              726505100      298     7500SH     SOLE               7500
Praxair Inc                   COM             74005P104      1268    23950SH     SOLE              23950
Precision Castparts Corp      COM              740189105      249     4800SH     SOLE               4800
Procter & Gamble Co.          COM              742718109     1016    17550SH     SOLE              17550
Rowan Companies Inc           COM              779382100      342     9600SH     SOLE               9600
S&P DEP Receipts              UNIT TRUST      78462F103      1714    13766SH     SOLE              13766
S&P Midcap 400 SPDRs          UNIT TRUST       595635103      768     5700SH     SOLE               5700
Schlumberger Ltd              COM              806857108     1002    10309SH     SOLE              10309
Sprint Nextel Corp            COM              852061100      563    24111SH     SOLE              24111
Starbucks Corp                COM              855244109     1469    48950SH     SOLE              48950
Symantec Corp                 COM              871503108      291    16600SH     SOLE              16600
Taiwan Semi MFG ADR           SPONSORED ADR    874039100      257    25901SH     SOLE              25901
Target Corporation            COM             87612E106      1156    21025SH     SOLE              21025
Tata Motors LTD               SPONSORED ADR    876568502      280    19497SH     SOLE              19497
Telefonos de MX SPON ADR      SPONSORED ADR    879403780      642    26000SH     SOLE              26000
Teva Pharmaceutical Ind       ADR              881724209     1314    30549SH     SOLE              30549
Texas Instruments, Inc.       COM              882508104      705    21990SH     SOLE              21990
Textron Incorporated          COM              883203101      362     4700SH     SOLE               4700
Thoratec Corp                 COM              885175307      876    41350SH     SOLE              41350
Unibanco-Uniao de Bancos      COM             90458E107       545     8577SH     SOLE               8577
Urban Outfitters Inc          COM              917047102      233     9200SH     SOLE               9200
Varian Medical Sys Inc        COM             92220P105      1149    22825SH     SOLE              22825
Vodafone Group PLC            SPONSORED ADR   92857W100       732    34117SH     SOLE              34117
WellPoint, Inc.               COM             94973V107      1190    14913SH     SOLE              14913
Wells Fargo & Co.             COM              949746101     1174    18685SH     SOLE              18685
Whole Foods Market Inc        COM              966837106     1161    15000SH     SOLE              15000
Williams Companies Inc.       COM              969457100      298    12850SH     SOLE              12850
Wm Wrigley Jr Co              COM              982526105      349     5250SH     SOLE               5250
Xerox Corp                    COM              984121103      191    13050SH     SOLE              13050
Yanzhou Coal Mining Co        SPONSORED ADR    984846105      211     6584SH     SOLE               6584